Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Summary Represents Activity Under Stock Option Plans

At December 31, 2015, all options having been granted under the 2000 Option Plan have been exercised and expired.

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2012	20,808	$16.67
Granted	—	—
Exercised	—	—
Forfeited	—	—

Options outstanding, December 2013	20,808	$16.67
Granted	—	—
Exercised	—	—
Forfeited	(20,808)	$16.67

Options outstanding, December 2014	—	—

Compensation Expense to be Recognized	The remaining compensation expense to be recognized at December 31, 2015, is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2016	$139
2017	52
2018	9
2019	3

Total	$203